Employees - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of average number of employees [Line Items]
Average employee numbers	88	98	100
Average employee numbers seconded to joint ventures and associates	1	1	2
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	6	6	6
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	11	13	11
Marketing
Disclosure of average number of employees [Line Items]
Average employee numbers	22	24	26
Chemicals and Products
Disclosure of average number of employees [Line Items]
Average employee numbers	20	22	22
Renewables and Energy Solutions
Disclosure of average number of employees [Line Items]
Average employee numbers	2	3	5
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	27	30	30
Shell business service centre
Disclosure of average number of employees [Line Items]
Average employee numbers	22	23	23